Consolidated statement of financial position of Aegon Ltd. - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022
Assets
Cash and cash equivalents	€ 4,074	€ 3,402	[1]	€ 6,861	[1]
Assets held for sale / disposal groups	432	88,664	[1]
Investments	266,382	254,759	[1]	409,444	[1]
Derivatives	1,429	2,771	[1]	8,843	[1]
Investments in joint ventures	1,430	1,430	[1]	1,715	[1]
Investments in associates	2,906	165	[1]	1,289	[1]
Reinsurance contract assets	16,608	16,939	[1]	21,322	[1]
Insurance contract assets	185	36	[1]	110	[1]
Defined benefit assets	103	87	[1]	119	[1]
Reimbursement rights	20
Deferred tax assets	2,350	2,433	[1]	2,164	[1]
Deferred expenses	447	452	[1]	428	[1]
Other assets and receivables	4,712	9,153	[1]	6,679	[1]
Intangible assets	504	420	[1]	585	[1]
Assets	301,581	380,711	[1]	459,560	[1]
Financial fixed assets
Cash and cash equivalents	4,074	3,402	[1]	6,861	[1]
Assets	301,581	380,711	[1]	459,560	[1]
Equity and liabilities
Shareholders' Equity	7,475	8,815	[1]	11,018	[1]
Other equity instruments	1,951	1,943	[1]	2,363	[1]
Issued capital and reserves attributable to owners of Aegon Ltd.	9,426	10,758	[1]	13,381	[1]
Non-controlling interests	129	176	[1]	196	[1]
Group equity	9,554	10,935	[1],[2]	13,577	[1]
Subordinated borrowings	2,244	2,295	[1]	2,194	[1]
Trust pass-through securities	111	118	[1]	126	[1]
Reinsurance contract liabilities	608	270	[1]	471	[1]
Insurance contract liabilities	177,446	176,120	[1]	290,066	[1]
Investment contract liabilities with discretionary participating features	21,594	21,055	[1]	27,392	[1]
Investment contracts without discretionary participating features	75,266	65,227	[1]	92,364	[1]
Derivatives	2,479	5,175	[1]	7,138	[1]
Borrowings	2,356	4,051	[1]	9,661	[1]
Provisions	83	100	[1]	193	[1]
Defined benefit liabilities	669	496	[1]	3,944	[1]
Deferred gains	6	7	[1]	7	[1]
Deferred tax liabilities	57	30	[1]	8	[1]
Liabilities held for sale / disposal groups	389	84,183	[1]
Other liabilities	8,390	10,278	[1]	11,883	[1]
Accruals	328	372	[1]	537	[1]
Total liabilities	292,026	369,777	[1]	445,983	[1]
Total equity and liabilities	301,581	380,711	[1]	459,560	[1]
Shareholders' equity
Share capital	265	319
Group equity	9,554	10,935	[1],[2]	13,577	[1]
Other equity instruments	1,951	1,943	[1]	2,363	[1]
Deferred tax liability	57	30	[1]	8	[1]
Subordinated borrowings	2,244	2,295	[1]	2,194	[1]
Other current liabilities	8,210	10,069
Total liabilities	292,026	369,777	[1]	445,983	[1]
Total equity and liabilities	301,581	380,711	[1]	459,560	[1]
Aegon Ltd. [member]
Assets
Cash and cash equivalents	2,304	1,619	[3]	1,204	[3]
Deferred tax assets		109
Assets	11,900	13,899	[3]	16,729	[3]
Financial fixed assets
Shares in group companies	8,536	10,338	[3]	13,247	[3]
Loans to group companies	780	1,435	[3]	1,829	[3]
Other non-current assets	0	109	[3]	138	[3]
Non-current assets	9,316	11,882	[3]
Receivables from group companies	138	31	[3]
Other receivables	77	236	[3]	181	[3]
Other current assets	48	123	[3]	90	[3]
Accrued interest and rent	18	9	[3]	6	[3]
Receivables	281	398	[3]	312	[3]
Cash and cash equivalents	2,304	1,619	[3]	1,204	[3]
Assets	11,900	13,899	[3]	16,729	[3]
Equity and liabilities
Other equity instruments	1,951	1,943	[3]	2,363	[3]
Group equity	7,475	8,815	[3]	11,018	[3]
Subordinated borrowings	1,418	1,442	[3]
Borrowings	745	1,226
Deferred tax liabilities	3
Total liabilities	2,475	3,141	[3]	3,349	[3]
Total equity and liabilities	11,900	13,899	[3]	16,729	[3]
Shareholders' equity
Share capital	265	319	[3]	321	[3]
Share premium	6,853	6,853	[3]
Revaluation account	(3,760)	(4,551)	[3]
Legal reserves – foreign currency translation reserve	474	736	[3]
Legal reserves in respect of group companies	1,134	2,821	[3]	2,316	[3]
Retained earnings, including treasury shares	3,693	4,771	[3]	3,877	[3]
Remeasurement of defined benefit plans of group companies	(1,006)	(1,565)	[3]
Net result	(179)	(569)	[3]	1,980	[3]
Group equity	7,475	8,815	[3]	11,018	[3]
Other equity instruments	1,951	1,943	[3]	2,363	[3]
Total equity	9,426	10,758	[3]	13,381	[3]
Deferred tax liability	3
Total deferred tax liability	3
Subordinated borrowings	1,418	1,442	[3]
Long-term borrowings	745	1,226	[3]
Non-current liabilities	2,163	2,669	[3]	2,662	[3]
Loans from group companies	4	13	[3]	7	[3]
Payables to group companies	73	147	[3]
Other current liabilities	202	282	[3]	227	[3]
Accruals and deferred income	30	31	[3]	31	[3]
Current liabilities	309	472	[3]	686	[3]
Total liabilities	2,475	3,141	[3]	3,349	[3]
Total equity and liabilities	€ 11,900	€ 13,899	[3]	€ 16,729	[3]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.